CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed balance sheets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 3,316,062	$ 6,679,077	$ 4,751,538
Due from related parties	30,075	28,667
Other current assets	2,831,873	2,742,406
Total Current Assets	39,520,805	50,139,482
Total Assets	48,827,742	58,046,415
Current Liabilities
Due to related parties	12,176	14,499
Warrant liabilities		832
Accrued expenses and other liabilities	727,799	744,181
Total Liabilities	6,467,631	12,609,790
Shareholders' Equity
Ordinary Share (par value $0.0096 per share, 100,000,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2023 and 2022, respectively)*	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Retained earnings	3,412,457	5,257,627
Accumulated other comprehensive (loss) income	(3,529,628)	(2,298,284)
Total Shareholders' Equity	42,360,111	45,436,625	$ 74,061,289	$ 41,660,861
Total Liabilities and Shareholders' Equity	48,827,742	58,046,415
Parent Company
Current Assets
Cash and cash equivalents	96,182	378,987
Due from related parties	57,661	57,661
Other current assets	1,251
Total Current Assets	155,094	436,648
Investments in subsidiaries	4,411,762	5,526,988
Amounts due from subsidiaries	37,806,599	39,515,899
Total Assets	42,373,455	45,479,535
Current Liabilities
Due to related parties		8,170
Warrant liabilities		2,744
Accrued expenses and other liabilities	13,344	31,996
Total Liabilities	13,344	42,910
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0096 per share, 100,000,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2023 and 2022, respectively)*	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Retained earnings	4,310,590	6,155,760
Accumulated other comprehensive (loss) income	(3,529,628)	(2,298,284)
Total Shareholders' Equity	42,360,111	45,436,625
Total Liabilities and Shareholders' Equity	$ 42,373,455	$ 45,479,535